Consolidated Statements of Convertible Preferred Shares and Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands		Convertible Preferred Shares	Number of ordinary shares	Additional Paid-In Capital	Accumulated deficit	Total
Balance at Dec. 31, 2017		$ 59,983		$ 3,669	$ (92,315)	$ (88,646)
Balance (in Shares) at Dec. 31, 2017		8,736,425	558,447
Exercise of Options				24		24
Exercise of Options (in Shares)			2,778
Share-based compensation				995		995
Issuance of series E-1 Preferred shares, net	[1]	$ 9,364
Issuance of series E-1 Preferred shares, net (in Shares)	[1]	718,008
Net profit(loss)					5,917	5,917
Balance at Dec. 31, 2018		$ 69,347		4,688	(86,398)	(81,710)
Balance (in Shares) at Dec. 31, 2018		9,454,433	561,225
Exercise of Options				7		7
Exercise of Options (in Shares)			1,523
Share-based compensation				976		976
Issuance of series E-1 Preferred shares, net	[2]	$ 36,966
Issuance of series E-1 Preferred shares, net (in Shares)	[2]	3,066,544
Net profit(loss)					(6,905)	(6,905)
Balance at Dec. 31, 2019		$ 106,313		5,671	(93,303)	(87,632)
Balance (in Shares) at Dec. 31, 2019		12,520,977	562,748
Exercise of Options				3		3
Exercise of Options (in Shares)			395
Share-based compensation				4,577		4,577
Issuance of Ordinary shares in connection with IPO, net of issuance costs of $6,243 (see Note 1e)				62,757		62,757
Issuance of Ordinary shares in connection with IPO, net of issuance costs of $6,243 (see Note 1e) (in Shares)			4,312,500
Conversion of Convertible Preferred shares to Ordinary shares		$ (106,313)		106,313		106,313
Conversion of Convertible Preferred shares to Ordinary shares (in Shares)		(12,520,977)	12,520,977
Deemed dividend related to Series E-1 Preferred shares (see Note 9e)				2,114	(2,114)
Deemed dividend related to Series E-1 Preferred shares (see Note 9e) (in Shares)			158,967
Reclassification of Warrants into equity				23,614		23,614
Exercise of Warrants				13		13
Exercise of Warrants (in Shares)			939,152
Issuance of Warrants				1		1
Net profit(loss)					(36,869)	(36,869)
Balance at Dec. 31, 2020				$ 205,063	$ (132,286)	$ 72,777
Balance (in Shares) at Dec. 31, 2020			18,494,739

[1]	Net of issuance costs of $187 in cash.
[2]	Net of issuance costs of $3,822 in cash and warrants.